Average Annual Total Returns - Recurrent MLP & Infrastructure Fund		12 Months Ended	60 Months Ended	98 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.76%	25.96%	10.02%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%	14.42%	14.58%
Recurrent MLP & Infrastructure Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.99%	26.10%	10.99%
Performance Inception Date		Nov. 02, 2017
Recurrent MLP & Infrastructure Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.60%	24.75%	10.08%
Recurrent MLP & Infrastructure Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.29%	21.42%	8.77%

[1]	The Alerian MLP Index is a composite of the 50 most prominent energy master limited partnerships calculated by Standard & Poor’s using a float-adjusted market capitalization methodology. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The Fund’s Class I shares commenced operations on November 2, 2017.
[3]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. The index is a broad-based flagship benchmark that serves as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based index that provides a broad measure of market performance. Investors cannot directly invest in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.